CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (4,326)	$ (4,705)	$ (55,461)	$ (21,308)	$ (128,865)
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on derivative instruments	2,240	(4,860)	(18,114)	8,178	3,581
Foreign currency translation adjustment	(18)		(7)	20	239
Total other comprehensive income (loss)	2,222	(4,860)	(18,121)	8,198	3,820
Comprehensive loss	(2,104)	(9,565)	(73,582)	(13,110)	(125,045)
Comprehensive income attributable to non-controlling interests	15	171	(276)	639	306
Comprehensive loss attributable to shareholders	(2,119)	(9,736)	(73,306)	(13,749)	(125,351)
Accretion of Series A Convertible Preferred Shares	(429)		(1,316)
Loss on extinguishment of Redeemable Common Equivalent Preferred Units, net			(2,870)
Common equivalent preferred dividends			(4,380)
Accumulating preferred dividends		(6,737)	(13,882)	(24,208)	(18,513)
Comprehensive loss attributable to common shareholders	$ (2,548)	$ (16,473)	$ (95,754)	$ (37,957)	$ (143,864)